Land Use Rights, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Land Use Rights, Net [Abstract]
Cost	$ 2,187,229	$ 2,311,611
Less: accumulated amortization	(108,989)	(68,428)
Land use rights, net	$ 2,078,240	$ 2,243,183